Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Grants	$ 4,398	$ 1,365	$ 2,563
Research and development incentives	13,970	10,257	5,373
Payroll tax rebates	12,621	9,095	6,413
Change in fair value on non-current financial assets	(11,152)	(2,951)	(1,214)
Total	$ 42,141	$ 23,668	$ 15,563